Janus Henderson Mid Cap Value Portfolio Expense Example - Service Shares [Member] - Janus Henderson Mid Cap Value Portfolio - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	$ 1,349